The HART Program (Group Variable Funding Agreements)

Separate Account Twelve

Hartford Life Insurance Company

File No. 333-114401

Supplement Dated August 31, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated August 31, 2007 to your Prospectus

Hartford Small Company Fund Sub-Account – Re-opening

Effective immediately, the Hartford Small Company Fund Sub-Account will re-open to all Contracts.

Hartford Money Market Fund Sub-Account – Re-opening

Effective immediately, the Hartford Money Market Fund Sub-Account will re-open to all Contracts.

This supplement should be retained with the prospectus for future reference.